Assets held for sale or exchange and liabilities related to assets held for sale or exchange	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange and liabilities related to assets held for sale or exchange	Assets held for sale or exchange and liabilities related to assets held for sale or exchange
Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)	December 31, 2021	December 31, 2020	December 31, 2019
Assets held for sale or exchange	89	83	325
Liabilities related to assets held for sale or exchange	—	32	6
As of December 31, 2021, assets held for sale mainly related to the divestment of a listed equity investment in the United States that remains subject to customary closing conditions, including regulatory clearances.
As of December 31, 2020, assets held for sale mainly related to the planned divestment of an industrial facility in North America.
As of December 31, 2019, assets held for sale mainly comprised assets associated with the sale of Seprafilm®, which was completed in the first half of 2020.